INITIAL PUBLIC OFFERING (Details) - Initial Public Offering [Member] - CIK 0001846136 Riverview Acquisition Corp	Aug. 10, 2021 $ / shares shares
Initial Public Offering [Abstract]
Units issued (in shares)	10.00
Public Shares [Member]
Initial Public Offering [Abstract]
Units issued (in shares)	25,000,000
Share price (in dollars per share) | $ / shares	$ 10.00
Exercise price of warrant (in dollars per share) | $ / shares	$ 11.50
Public Warrants [Member]
Initial Public Offering [Abstract]
Number of securities called by each unit (in shares)	0.50
Exercise price of warrant (in dollars per share) | $ / shares	$ 11.50
Class A Common Stock [Member]
Initial Public Offering [Abstract]
Number of securities called by each unit (in shares)	1
Number of securities called by each warrant (in shares)	1
Anchor Investors [Member] | Public Shares [Member]
Initial Public Offering [Abstract]
Units issued (in shares)	2,490,000
Share price (in dollars per share) | $ / shares	$ 10.00